SHAREHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
STOCKHOLDERS' EQUITY
Shares outstanding
(in thousands)	Subordinate Voting Shares	Super Voting Shares
Balance—December 31, 2020	57,617	203
Shares issued in connection with exercise of warrants	1,325	-
Shares issued in connection with conversion of convertible debentures	1,390	-
Shares issued in connection with asset acquisition	22,644	-
Issuance of vested restricted stock units	246	-
Balance—March 31, 2021	83,221	203

	Subordinate	Super
(in thousands)	Voting Shares	Voting Shares
Balance—December 31, 2019	32,844	203
Shares issued in connection with convertible debenture offering	250	-
Shares issued in connection with subordinate voting share offering	23,000	-
Shares issued in connection with exercise of warrants	750	-
Shares issued in connection with conversion of convertible debentures	375	-
Shares issued in connection with asset purchase	150	-
Issuance of vested restricted stock units	248	-
Balance—December 31, 2020	57,617	203

Warrant activity
(in thousands)
Balance—December 31, 2020	93,898
Warrants issued in conjunction with convertible debenture offering	xxx
Warrants issued in conjunction with broker option exercise(1)	163
Warrants converted into subordinate voting shares	(1,000)
Balance—March 31, 2021	93,061

(in thousands)
Balance—December 31, 2019	2,769
Warrants issued in conjunction with convertible debenture offering	80,379
Warrants issued in conjunction with equity offering(1)	11,500
Warrants converted into subordinate voting shares	(750)
Balance—December 31, 2020	93,898